Acquisition of Agamemnon Container Carrier Corp. (M/V Agamemnon) - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			0 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Agamemnon Container Carrier Corp.	Dec. 22, 2012 Agamemnon Container Carrier Corp.	Dec. 22, 2012 Achilleas Carriers Corp.	Dec. 31, 2012 Achilleas Carriers Corp.
Business Acquisition
Fair value of assets exchanged						$ 68,875
Cash consideration for acquisition of vessel					1,375
Duration of above market acquired time charter				2 years 6 months 30 days
WACC used for calculation of above market acquired time charter				11.00%
Acquisition related costs					5
Charter Revenues	116,520	84,012	98,517	318
Net income				185
Vessel impairment charge	$ 0	$ 43,178	$ 0				$ 21,614